Leases - Schedule of Lease-Related Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease-Related Assets and Liabilities [Abstract]
Lease assets	$ 37,789	$ 76,090	$ 361,109
Lease liabilities
Lease liabilities (short term)	37,789	75,168	208,549
Lease liabilities (long term)		922	153,592
Total lease liabilities	$ 37,789	$ 76,090	$ 362,141